Note 13 - Share Option and Warrant Reserves - Share Options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Number of Share Options outstanding beginning of period	4,753,000	2,940,000
Weighted average exercise price outstanding beginning of period	$ 1.77	$ 0.89
Number of Share Options granted	530,000	2,452,786
Weighted average exercise price granted	$ 3.19	$ 2.61
Number of Share Options exercised	(453,000)	(577,878)
Weighted average exercise price exercised	$ 1.18	$ 0.90
Number of Share Options expired	(20,000)	(61,908)
Weighted average exercise price expired	$ 2.63	$ 1.50
Number of Share Options outstanding end of period	4,810,000	4,753,000
Weighted average exercise price outstanding end of period	$ 1.97	$ 1.77